Other income/(expenses), net - Narrative (Details) € in Thousands, £ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jul. 22, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jul. 25, 2019 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from sale of Priority Review Voucher		€ 95,000	$ 103.0			€ 0		€ 90,833		€ 0
Gain from sale of Priority Review Voucher, net		(90,800)				0		(90,833)		0
Transaction costs on sale of priority review voucher		€ 4,200
Decrease in other operating income (expense)						€ (10,300)
Decrease in other operating income percentage						(50.00%)	(50.00%)
Other income and expenses, net						€ 10,400		20,706		21,520
Grant income						5,957		10,194		11,350
Research and development tax credit						4,942		10,028		€ 6,797
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit						3,500		3,600
France
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit						1,100
Scotland
Disclosure of attribution of expenses by nature to their function [line items]
Research and development tax credit								5,200
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income						€ 100	£ 0.1	3,700	£ 3.1
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ®
Disclosure of attribution of expenses by nature to their function [line items]
Contractual funding period						4 years	4 years
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ® | Strategic Partnership Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Partnership, maximum amount to be released under contract | $	$ 48.9			$ 24.6
Partnership, maximum amount payable under contract | $				$ 7.0
Amount paid under contract | $					$ 3.0
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ® | Partnering agreement, second agreement with CEPI
Disclosure of attribution of expenses by nature to their function [line items]
Grant income						€ 5,800		€ 6,500